CASH FLOW INFORMATION (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
CASH FLOW INFORMATION [Abstract]
Capitalized interest	$ 23,733	$ 16,300	$ 24,659